ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 3. ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

The principal components of accounts receivable are shown in the table below:

	December 31,
	2011	2010
Continuing operations:
Patient accounts receivable	$1,605	$1,433
Allowance for doubtful accounts	(382)	(329)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	62	32
Net cost report settlements payable and valuation allowances	(39)	(26)
	1,246	1,110
Discontinued operations:
Patient accounts receivable	46	55
Allowance for doubtful accounts	(15)	(23)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	2	2
Net cost report settlements receivable (payable) and valuation allowances	(1)	(1)
	32	33
Accounts receivable, net	$1,278	$1,143

Our self-pay collection rate, which is the blended collection rate for uninsured and balance-after insurance accounts receivable, was approximately 27.7% and 28.2% as of December 31, 2011 and 2010, respectively. These self-pay collection rates include payments made by patients, including co-payments and deductibles paid by patients with insurance, prior to an account being classified and assigned to our Conifer collection agency subsidiary. Our estimated collection rate from managed care payers was approximately 98.2% and 98.4% at December 31, 2011 and 2010, respectively, which includes collections from point-of-service through collections by our Conifer collection agency subsidiary.

Accounts that are pursued for collection through the regional business offices of Conifer are maintained on our hospitals’ books and reflected in patient accounts receivable with an allowance for doubtful accounts established to reduce the carrying value of such receivables to their estimated net realizable value. We estimate this allowance based on the aging of our accounts receivable by hospital, our historical collection experience by hospital and for each type of payer over an 18-month look-back period, and other relevant factors. As of December 31, 2011 and 2010, our allowance for doubtful accounts for self-pay was 76.5% and 76.2%, respectively, of our self-pay patient accounts receivable, including co-pays and deductibles owed by patients with insurance. As of December 31, 2011 and 2010, our allowance for doubtful accounts for managed care was 8.8% and 8.3%, respectively, of our managed care patient accounts receivable.

Accounts assigned to our Conifer collection agency subsidiary are written off and excluded from patient accounts receivable and allowance for doubtful accounts; however, an estimate of future recoveries from all accounts at our Conifer collection agency subsidiary is determined based on historical experience and recorded on our hospitals’ books as a component of accounts receivable in the accompanying Consolidated Balance Sheets.

The estimated costs (based on selected operating expenses, which include salaries, wages and benefits, supplies and other operating expenses) of caring for our self-pay patients for the years ended December 31, 2011, 2010 and 2009 were approximately $395 million, $368 million and $356 million, respectively. We also provide charity care to patients who are financially unable to pay for the health care services they receive. Most patients who qualify for charity care are charged a per-diem amount for services received, subject to a cap. Except for the per-diem amounts, our policy is not to pursue collection of amounts determined to qualify as charity care; therefore, we do not report these amounts in net operating revenues. Most states include an estimate of the cost of charity care in the determination of a hospital’s eligibility for Medicaid disproportionate share hospital (“DSH”) payments. Revenues attributable to DSH payments and other state-funded subsidy payments for the years ended December 31, 2011, 2010 and 2009 were approximately $255 million, $178 million and $167 million, respectively. These payments are intended to mitigate our cost of uncompensated care, as well as reduced Medicaid funding levels. Our estimated costs (based on the selected operating expenses described above) of caring for charity care patients for the years ended December 31, 2011, 2010 and 2009 were $117 million, $113 million and $112 million, respectively. Our method of measuring the estimated costs uses adjusted self-pay/charity patient days multiplied by selected operating expenses per adjusted patient day. The adjusted self-pay/charity patient days represents actual self-pay/charity patient days adjusted to include self-pay/charity outpatient services by multiplying actual self-pay/charity patient days by the sum of gross self-pay/charity inpatient revenues and gross self-pay/charity outpatient revenues and dividing the results by gross self-pay/charity inpatient revenues.